Prepaid charter revenue, textual (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Movement In Prepaid Charter Revenue Gross [Roll Forward]
Prepaid Charter Revenue Gross, Beginning Balance	$ 15,000
Prepaid Charter Revenue, Additions	0
Prepaid Charter Revenue Gross, Ending Balance	15,000
Movement in Accummulated Amortization Of Prepaid Charter Revenue [Roll Forward]
Accumulated Amortization Prepaid Charter Revenue, Beginning Balance	(9,647)
Prepaid Charter Revenue Amortization	(2,280)	(2,287)
Accumulated Amortization Prepaid Charter Revenue, Ending Balance	(11,927)
Prepaid Charter Revenue Net [Abstract]
Prepaid Charter Revenue, Net, Beginning Balance	5,353
Prepaid Charter Revenue, Net, Ending Balance	$ 3,073